TAXES ON INCOME (TAX BENEFIT) (Details Textual) (USD $)	12 Months Ended			24 Months Ended	12 Months Ended																			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2013 Plan Four [Member]	Dec. 31, 2013 Plan Five [Member]	Dec. 31, 2013 Plan Six [Member]	Dec. 31, 2013 Israel Development Zone [Member] Amendment 2011 [Member]	Dec. 31, 2012 Israel Development Zone [Member] Amendment 2011 [Member]	Dec. 31, 2014 Israel Development Zone [Member] Amendment 2011 [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Other Area In Israel [Member] Amendment 2011 [Member]	Dec. 31, 2012 Other Area In Israel [Member] Amendment 2011 [Member]	Dec. 31, 2014 Other Area In Israel [Member] Amendment 2011 [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Federal Tax [Member]	Dec. 31, 2013 Federal Tax [Member] ISRAEL	Dec. 31, 2013 State and Local Jurisdiction [Member]	Dec. 31, 2013 Uncertain Tax Positions One [Member]	Dec. 31, 2012 Uncertain Tax Positions One [Member]	Dec. 31, 2013 Uncertain Tax Positions Two [Member]	Dec. 31, 2012 Uncertain Tax Positions Two [Member]	Dec. 31, 2013 Uncertain Tax Positions Three [Member]	Dec. 31, 2012 Uncertain Tax Positions Three [Member]	Dec. 31, 2012 Uncertain Tax Positions Four [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Income Tax Benefit Expenses [Line Items]
Operating Loss Carryforwards														$ 18,600,000	$ 4,800,000	$ 5,900,000
Liability for Uncertain Tax Positions, Current																	383	367	256	555	117	178	19
Tax Rate On Income Not Eligible For Approved Enterprise	25.00%
Foreign Investment Ranging Rate																								49.00%	100.00%
Tax Benefit Expiration Year					2015	2017	2019
Aggregate Dividends Distributed In Last 2 years ending Dec 31 2012				17,500,000
Tax Paid For Approved Enterprises	700,000
Amount Released For Future Dividends		12,200,000
Percentage Of Total Turnover As Minimum Export Requirement To Satisfy Incentive Law									25.00%
Income Tax Rate For Approved Enterprises								7.00%	10.00%	9.00%	12.50%	15.00%	16.00%
Amount Of Earnings For Which Deferred Taxes Not Provided	16,100,000
Potential Tax Liability	2,400,000
Additional Taxes On Dividends Distribution	200,000
Withholding Tax Rate On Dividends Distributed	15.00%
Deferred taxes expenses (income)	2,310,000	540,000	(1,310,000)
Income Tax Benefit Description	These benefits include accelerated depreciation of fixed assets used in the investment program, as well as a full tax exemption on undistributed income in relation to income derived from the first plan for a period of 2 years and for the second and third plans for a period of 4 years. Thereafter tax rate of 25% will be applicable for an additional period of up to 5 years for the first plan and 3 years for the second and third plans, commencing with the date on which taxable income is first earned but not later than certain dates.
Operating Loss Carryforward Expiration Dates	from 2014 through 2024
Dividends, Cash, Total	$ 6,700,000